Condensed Combined Debtor in Possession Financial Information (Statement of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 200	$ 449	$ 953	$ 2,900	$ 2,556
Cash flows from investing activities:
Revenue earning vehicles expenditures	(1,517)	(4,346)	(5,542)	(13,714)	(12,493)
Proceeds from disposal of revenue earning vehicles	686	2,212	10,098	9,486	8,452
Non-vehicle capital asset expenditures	(9)	(59)	(98)	(224)	(177)
Proceeds from non-vehicle capital assets disposed of or to be disposed of	4	23	60	27	51
Net cash provided by (used in) investing activities	(18)	(2,097)	4,591	(4,425)	(4,197)
Cash flows from financing activities:
Net cash provided by (used in) financing activities	692	1,701	(5,372)	1,474	1,561
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents during the period	862	49	218	(50)	(94)
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of period	1,507	1,360	1,360	1,410	1,504
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	2,440	1,409	1,507	1,360	1,410
Non-vehicle
Cash flows from financing activities:
Proceeds from issuance of vehicle debt	560	1,440	1,812	3,016	557
Repayments of debt	(1)	(851)	(855)	(3,732)	$ (571)
Hertz Global Holdings and Subsidiaries in Bankruptcy Proceedings
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(53)		(738)
Cash flows from investing activities:
Revenue earning vehicles expenditures	(10)		(478)
Proceeds from disposal of revenue earning vehicles	(25)		594
Non-vehicle capital asset expenditures	(8)		(79)
Proceeds from non-vehicle capital assets disposed of or to be disposed of	3		48
Proceeds from the sale of business, net of cash sold	818
Capital contributions to non-debtor entities	(411)		(835)
Return of capital from non-debtor entities	43
Net cash provided by (used in) investing activities	410		171
Cash flows from financing activities:
Proceeds from issuance of vehicle debt			321
Repayments of debt			(467)
Net cash provided by (used in) financing activities	559		837
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents during the period	916		271
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of period	797	$ 526	526
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	1,713		$ 797	$ 526
Hertz Global Holdings and Subsidiaries in Bankruptcy Proceedings | Non-vehicle
Cash flows from financing activities:
Proceeds from issuance of vehicle debt	560
Repayments of debt	$ (1)